Document and Entity Information Document	Oct. 30, 2024
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Oct. 30, 2024
Document Period End Date	Oct. 30, 2024
Amendment Flag	false
Entity Registrant Name	Dakota Gold Corp.
Entity Address, Address Line One	106 Glendale Drive, Suite A,
Entity Address, City or Town	Lead
Entity Address, State or Province	SD
Entity Address, Country	US
Entity Address, Postal Zip Code	57754
Entity Incorporation, State Country Name	DE
City Area Code	605
Local Phone Number	906-8363
Entity File Number	001-41349
Entity Central Index Key	0001852353
Entity Emerging Growth Company	true
Entity Tax Identification Number	85-3475290
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false